Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	32,804	74,276
Medical equipment	35,062	51,713
Office equipment, furniture and others	10,955	10,846
Production machinery	5,213	6,059
Computers and electrical equipment	5,900	6,777
Total	189,100	248,837
Accumulated depreciation	(69,435)	(90,602)
Impairment of property and equipment	(2,883)	(2,883)
Net book value	116,782	155,352